ACCOUNTS AND OTHER RECEIVABLE, NET AND OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNTS AND OTHER RECEIVABLE

Accounts and other receivable, net consist of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Accounts receivable – third parties	191,766	148,990	115,864
Deposits	53,146	5,199	4,043
GST receivable	8,360	18,342	14,264
Other receivable	16,737	17,407	13,537
Prepayment	6,725	2,076,472	1,614,801
Accrued interest income	-	37,926	29,494
Accounts and other receivable	276,734	2,304,336	1,792,002
Allowance for credit losses	-	(17,407)	(13,537)
Accounts and other receivable, net	276,734	2,286,929	1,778,466

SCHEDULE OF OTHER NON-CURRENT ASSETS	Other non-current assets consist of the following:
	As of December 31,
	2024	2025	2025
	S$	S$	US$
Prepayment	-	2,155,291	1,676,095

SCHEDULE OF ACCOUNT RECEIVABLE BASED ON DUE DATE

As at the end of each reporting period, the aging analysis of accounts receivable based on due date is as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Within 30 days	191,766	90,840	70,643
Between 31 and 60 days	-	50,950	39,622
Between 61 and 90 days	-	7,200	5,599
Total accounts receivable	191,766	148,990	115,864